Restructuring (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 847,000	$ 348,000	$ 1,241,000	$ 642,000	$ 1,515,000	$ 3,509,000	$ 0
Restructuring loss on write-off of fixed assets					0	2,302,000	$ 0
Write-down of inventory					0	0
Accrued unpaid liabilities, contract termination	$ 0		$ 0		$ 0	0
Contract termination
Restructuring Cost and Reserve [Line Items]
Restructuring loss on write-off of fixed assets						2,300,000
Contract termination | SG&A expense
Restructuring Cost and Reserve [Line Items]
Restructuring expenses						1,200,000
Legal and other
Restructuring Cost and Reserve [Line Items]
Restructuring expenses						1,200,000
Supply agreement inventory
Restructuring Cost and Reserve [Line Items]
Write-down of inventory						$ 2,400,000